Sales Leaseback (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Total lease payment	$ 2,693,569	$ 590,865
Less: foreign exchange effect	(3,249)	(32,634)
Less: payments during the year	(175,093)	(168,589)
Other loan balance	389,642	389,642
Loan balance as of December 31, 2019	211,300
Less: loan payable - current portion	(156,574)
Loan payable - long term portion as of December 31, 2019	$ 54,726	$ 212,351